Loss Per Share - Schedule of Diluted Weighted Average Number of Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants [member]
Schedule of Diluted Weighted Average Number of Ordinary Shares [Line Items]
Anti-dilutive shares	9,347,121	8,869,633
RSUs - outstanding [Member]
Schedule of Diluted Weighted Average Number of Ordinary Shares [Line Items]
Anti-dilutive shares	9,548	54,952
RSUs - vested [Member]
Schedule of Diluted Weighted Average Number of Ordinary Shares [Line Items]
Anti-dilutive shares	194,525	115,820
Incentive shares [Member]
Schedule of Diluted Weighted Average Number of Ordinary Shares [Line Items]
Anti-dilutive shares	5,000	5,000
Share options [Member]
Schedule of Diluted Weighted Average Number of Ordinary Shares [Line Items]
Anti-dilutive shares	1,935,735	1,482,628